SUBSEQUENT EVENTS (Details Narrative) - USD ($)						12 Months Ended
	Apr. 06, 2017	Mar. 09, 2017	Mar. 07, 2017	Feb. 06, 2017	Jan. 27, 2017	Dec. 31, 2016	Mar. 06, 2017	Feb. 21, 2017	May 12, 2016	Dec. 31, 2015
Number of shares issued						5,000,000
Common stock, par value (in dollars per share)						$ 0.0001			$ 0.0001	$ 0.0001
Number of common stock returned						4,975,000
Subsequent Event [Member] | Investor [Member]
Number of shares issued			366,667
Repayment of advances			$ 110,000
Subsequent Event [Member] | Three Promissory Notes [Member]
Aggregate principal							$ 125,000
Percentage of ownership interest							15.00%
Subsequent Event [Member] | Two Outstanding Promissory Notes [Member]
Aggregate principal			$ 150,000
Number of shares issued			500,000
Subsequent Event [Member] | 8% Convertible Notes Payable Due November 6, 2017 [Member]
Aggregate principal				$ 200,000
Common stock, par value (in dollars per share)				$ 0.0001
Description of interest rate term				Conversion price equal to a 40% discount to the average of the three (3) lowest trading bid prices during the previous ten (10) trading days to the date of conversion.
Subsequent Event [Member] | 8% Convertible Notes Payable Due March 8, 2018 [Member]
Aggregate principal		$ 100,000
Common stock, par value (in dollars per share)		$ 0.0001
Description of interest rate term		Conversion price equal to a 40% discount to the average of the two (2) lowest trading bid prices during the previous fifteen (15) trading days to the date of conversion.
Subsequent Event [Member] | 8% Convertible Notes Payable Due January 6, 2018 [Member]
Aggregate principal	$ 100,000
Common stock, par value (in dollars per share)	$ 0.0001
Description of interest rate term	Conversion price equal to a 40% discount to the average of the two (2) lowest trading bid prices during the previous fifteen (15) trading days to the date of conversion.
Subsequent Event [Member] | Securities Purchase Agreement [Member] | 8% Convertible Notes Payable Due July 27, 2017 [Member]
Aggregate principal					$ 105,000
Common stock, par value (in dollars per share)					$ 0.0001
Subsequent Event [Member] | Securities Purchase Agreement [Member] | 8% Convertible Notes Payable Due July 27, 2017 [Member] | LABRYS FUND, LP Member]
Number of common stock returned					150,000
Subsequent Event [Member] | Securities Purchase Agreement [Member] | 8% Convertible Notes Payable Due November 21, 2017 [Member]
Aggregate principal								$ 53,000
Common stock, par value (in dollars per share)								$ 0.0001